Income Taxes (Tables)	3 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
2017
Deferred Tax Assets:
Net operating loss carryforward (at 21%)	$590

Total deferred tax assets	590

Valuation allowance	(590)

Deferred tax asset, net of valuation allowance	$-

Schedule of income tax benefit
2017
Federal (at 21%):
Current	$-
Deferred	590
Change in valuation allowance	(590)
Income tax provision (benefit)	$-

Schedule of reconciliation of the statutory federal rate to the Company's effective tax rate
Tax benefit at federal statutory rate	(21.0)%